Transactions with Related Parties - Consolidated Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction
Revenues (c)	$ 14,044	$ 44,653	$ 36,026
Voyage expenses	0	0	360
Vessel operating expenses	12,665	11,629	10,866
General and administrative expenses (d)	5,716	6,234	6,253
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	14,044	44,653	36,026
Voyage expenses	0	0	360
Vessel operating expenses	12,665	11,629	10,866
General and administrative expenses (d)	$ 1,922	$ 1,983	$ 2,076